Trade and other payables (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Trade and other payables
Trade payables	¥ 1,551,682	¥ 1,278,535
Payroll payable	187,895	148,352
Accrued expenses	372,210	375,588
Other taxes payable	111,984	58,899
Deposits	1,913,182	1,839,844
Amounts due to related parties (Note 33(c))	8,834	8,123
Others	265,448	115,554
Total	¥ 4,516,491	3,943,988
Credit period granted by the suppliers, minimum	30 days
Credit period granted by the suppliers, maximum	90 days
Construction projects
Trade and other payables
Payable relating to construction projects	¥ 72,586	59,842
Payable relating to purchase of non- current assets	733	25,579
Leasehold improvements
Trade and other payables
Payable relating to purchase of non- current assets	¥ 104,523	¥ 93,514